Borrowings and debt	12 Months Ended
Dec. 31, 2021
Borrowings and debt
Borrowings and debt
21.    Borrowings and debt

Borrowings consist of bilateral funding and syndicated loans obtained from international banks. Debt instruments consist of public and private issuances under the Bank's Euro Medium Term Notes (“EMTN”) Program as well as the Short-and Long-Term Notes (“Certificados Bursatiles”) Program (the “Mexican Program”) in the Mexican local market.
The Bank’s funding activities include: (i) EMTN, which may be used to issue notes for up to $2.250 million, with maturities from 7 days up to a maximum of 30 years, at fixed or floating interest rates, or at discount, and in various currencies. The notes are generally issued in bearer or registered form through one or more authorized financial institutions; (ii) Short-and Long-Term Notes (“Certificados Bursatiles”) Program (the “Mexican Program”) in the Mexican local market, registered with the Mexican National Registry of Securities administered by the National Banking and Securities Commission of Mexico (“CNBV”, for its acronym in Spanish), for an authorized aggregate principal amount of 10 billion Mexican pesos with maturities from 1 day to 30 years.
Some borrowing agreements include various events of default and covenants relating to minimum capital adequacy ratios, incurrence of additional liens, and asset sales, as well as other customary covenants, representations and warranties. As of December 31, 2021, the Bank was in compliance with all those covenants.
Carrying amount of borrowings and debt is detailed as follows:

	December 31, 2021
	Short-Term			Long-term
	Borrowings	Debt	Lease Liabilities	Borrowings	Debt	Lease Liabilities	Total
Principal	1,547,845	34,213	996	329,888	1,398,223	16,737	3,327,902
Prepaid commissions	—	—	—	(498)	(5,493)	—	(5,991)
	1,547,845	34,213	996	329,390	1,392,730	16,737	3,321,911

	December 31, 2020
	Short-Term			Long-term
	Borrowings	Debt	Lease Liabilities	Borrowings	Debt	Lease Liabilities	Total
Principal	331,585	49,350	1,244	477,010	1,116,033	17,555	1,992,777
Prepaid commissions	—	—	—	(1,158)	(6,549)	—	(7,707)
	331,585	49,350	1,244	475,852	1,109,484	17,555	1,985,070
Short-term borrowings and debt
The breakdown of short-term (original maturity of less than one year, excluding lease liabilities) borrowings and debt, along with contractual interest rates, is as follows:

	December 31, 2021	December 31, 2020
Short-term borrowings:
At fixed interest rates	1,102,621	55,000
At floating interest rates	445,224	276,585
Total borrowings	1,547,845	331,585
Short-term debt:
At floating interest rates	34,213	49,350
Total debt	34,213	49,350
Total short-term borrowings and debt	1,582,058	380,935

Range of fixed interest rates on borrowings and debt in U.S. dollars	0.50% to 2.02%	0.45% to 1.40%
Range of floating interest rates on borrowings in U.S. dollars	0.35% to 0.81%	0.47% to 1.65%
Range of floating interest rates on borrowings and debt in Mexican pesos	5.39% to 6.56%	4.97% to 5.05%

The outstanding balances of short-term borrowings and debt by currency, excluding lease liabilities, are as follows:

	December 31, 2021	December 31, 2020
Currency
US dollar	1,401,122	299,957
Mexican peso	180,936	80,978
Total	1,582,058	380,935
Long-term borrowings and debt

The breakdown of long-term borrowings and debt (original maturity of more than one year, excluding lease liabilities), along with contractual interest rates, plus prepaid commissions are as follows:

	December 31, 2021	December 31, 2020
Long-term borrowings:
At fixed interest rates with due dates from January 2022 to September 2023	115,043	68,190
At floating interest rates with due dates from July 2022 to November 2023	214,845	408,820
Total long-term borrowings	329,888	477,010

Long-term debt:
At fixed interest rates with due dates from June 2022 to December 2027	927,550	784,006
At floating interest rates with due dates from March 2022 to November 2024	470,673	332,027
Total long-term debt	1,398,223	1,116,033
Total long-term borrowings and debt	1,728,111	1,593,043
Less: Prepaid commissions	(5,991)	(7,707)

Total long-term borrowings and debt, net	1,722,120	1,585,336

Range of fixed interest rates on borrowings and debt in U.S. dollars	0.80% to 2.38%	2.04% to 3.05%
Range of floating interest rates on borrowings and debt in U.S. dollars	0.97% to 1.80%	1.16% to 1.85%
Range of fixed interest rates on borrowings in Mexican pesos	6.50% to 9.09%	6.77% to 9.09%
Range of floating interest rates on borrowings and debt in Mexican pesos	5.43% to 6.87%	4.87% to 5.74%
Range of fixed interest rates on debt in Japanese yens	0.40% to 0.95%	0.52%
Range of fixed interest rates on debt in Euros	0.23% to 3.75%	0.90% to 3.75%
Range of fixed interest rates on debt in Australian dollars	1.41%	0.00%
Range of fixed interest rates on debt in Sterling pounds	1.50%	0.00%
Range of fixed interest rates on debt in Swiss franc	0.35%	0.00%
Long-term borrowings and debt
The outstanding balances of long-term borrowings and debt by currency, excluding prepaid commissions, are as follows (excluding lease liabilities):

	December 31, 2021	December 31, 2020
Currency

US dollar	812,496	910,296
Mexican peso	643,490	509,687
Euro	121,443	101,469
Japanese yen	116,518	71,591
Australian dollar	18,174	—
Swiss franc	10,979	—
Sterling pound	5,011	—
Total	1,728,111	1,593,043
Future payments of long-term borrowings and debt outstanding as of December 31, 2021, are as follows (excluding lease liabilities):

Year	Outstanding
2022	411,020
2023	335,657
2024	319,331
2025	611,668
2026	34,049
2027	16,386
1,728,111
Reconciliation – Movements of borrowings
The following table presents the reconciliation of movements of borrowings and debt arising from financing activities, as presented in the consolidated statement of cash flows :

	2021	2020	2019
Balance as of January 1,	1,985,070	3,138,310	3,518,446
Net increase (decrease) in short-term borrowings and debt	1,196,710	(1,212,023)	(428,611)
Proceeds from long-term borrowings and debt	266,640	827,732	371,536
Payments of long-term borrowings and debt	(97,520)	(781,274)	(368,843)
Payment of lease liabilities	(1,227)	(1,114)	(1,072)
Recognition of lease liabilities	—	—	20,979
Net Increase in lease liabilities	161	48	—
Change in foreign currency	(27,528)	15,853	20,044
Adjustment of fair value for hedge accounting relationship	(2,034)	826	4,943
Other adjustments	1,639	(3,288)	888
Balance as of December 31,	3,321,911	1,985,070	3,138,310
The reconciliation of equity account movements is presented in the consolidated statement of changes in equity.
Lease liabilities
Maturity analysis of contractual undiscounted cash flows of the lease liabilities is detailed below:

	December 31, 2021	December 31, 2020
Due within 1 year	1,574	2,058
After 1 year but within 5 years	7,262	10,641
After 5 years but within 10 years	13,771	11,354
Total undiscounted lease liabilities	22,607	24,053

Short-term	996	1,244
Long-term	16,737	17,555
Lease liabilities included in the consolidated statement of financial position	17,733	18,799
Amounts recognized in the consolidated statement of cash flows:

	December 31, 2021	December 31, 2020
Payments of lease liabilities	1,227	1,114
Amounts recognized in profit or loss:

	December 31,
	2021	2020	2019
Interest on lease liabilities	(810)	(862)	(912)
Income from sub-leasing right-of-use assets	227	265	277
At the end of 2021, the Bank’s Management renegotiated the terms and conditions of the lease agreement relating to the Head Office. Such negotiation included the assignment to the lessor of the sublease agreement that was maintained as operating lease and classified as Investment Property – Right-of-Use. As the result of the assignment of the sublease agreement, the Bank derecognized the entire investment property arising from the right-of-use assets, as well as its associated lease liability, originating a gain of $742 thousand recognized in the consolidated statement of profit or loss within the line "Gain (loss) on non-financial assets, net". With the contractual modification, the Bank remeasured and adjusted the lease liability and the right-of-use asset balance.